Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012	Nov. 06, 2012	Mar. 06, 2014	Aug. 24, 2012
Commitments and Contingencies Disclosure [Line Items]
Basic limited parts and labor warranty	The Company offers a basic limited parts and labor warranty on its hardware products. The basic warranty period for hardware products is typically one year from the date of purchase by the end-user. The Company also offers a 90-day basic warranty for its service parts used to repair the Company's hardware products. The Company provides currently for the estimated cost that may be incurred under its basic limited product warranties at the time related revenue is recognized.
Purchase commitments maximum period	150 days
Total future minimum lease payments under noncancelable operating leases	$ 4,987,000,000
Rent expense under cancelable and noncancelable operating leases	717,000,000	645,000,000	488,000,000
Outstanding off-balance sheet third party manufacturing commitments and component purchase commitments	24,500,000,000
Additional off-balance sheet obligations	3,400,000,000
Indemnification Agreement
Commitments and Contingencies Disclosure [Line Items]
Liability for infringement costs	0	0
Major Facility Lease | Maximum
Commitments and Contingencies Disclosure [Line Items]
Term of leases	10 years
Retail Space Lease
Commitments and Contingencies Disclosure [Line Items]
Total future minimum lease payments under noncancelable operating leases	3,600,000,000
Retail Space Lease | Maximum
Commitments and Contingencies Disclosure [Line Items]
Term of leases	20 years
Retail Space Lease | Minimum
Commitments and Contingencies Disclosure [Line Items]
Term of leases	5 years
Retail Space Lease | Majority
Commitments and Contingencies Disclosure [Line Items]
Term of leases	10 years
Samsung Electronics Co Ltd
Commitments and Contingencies Disclosure [Line Items]
Result of legal proceedings						1,050,000,000
Award from legal proceeding					930,000,000
VirnetX, Inc.
Commitments and Contingencies Disclosure [Line Items]
Result of legal proceedings				$ 368,000,000
Hardware products
Commitments and Contingencies Disclosure [Line Items]
Warranty period	1 year
Service parts
Commitments and Contingencies Disclosure [Line Items]
Warranty period	90 days